Income tax and tax loss carryforwards, Results for the year (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Results for the year [Abstract]
Combined tax profit (losses)	$ 311,503	$ 114,795	$ (4,742)
Tax losses amortization	$ 248,982	$ 196,038	$ 115,461
Enacted Income Tax Law rate	30.00%	30.00%	30.00%
Provision for income tax recognized in statement of profit or loss [Abstract]
Current income tax	$ (2,452)	$ (8,674)	$ (4,452)
Deferred income tax	441	8,674	24,652
Income tax (expense) benefit	(2,011)	0	20,200
Grupo TMM and Subsidiaries [Member]
Results for the year [Abstract]
Combined tax profit (losses)	52,316	(448,374)	(156,078)
Subsidiaries [Member]
Provision for income tax recognized in statement of profit or loss [Abstract]
Income tax (expense) benefit	8,173	$ 28,913	$ 14,840
Other companies [Member]
Results for the year [Abstract]
Tax losses amortization	$ 123,327